Cover Page	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Document Type	S-4/A
Entity Registrant Name	SUNESIS PHARMACEUTICALS INC
Entity Filer Category	Non-accelerated Filer
Entity Central Index Key	0001061027
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false